COMMITMENTS AND CONTINGENCIES (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Sep. 30, 2012 Royalty Agreements [Member]	Dec. 31, 2003 Royalty Agreements [Member]	Sep. 01, 2006 Licensing Agreements [Member]	Sep. 30, 2012 Licensing Agreements [Member]	Sep. 30, 2012 Patent Infringements [Member]	Sep. 30, 2012 Patent Infringements [Member] Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity investment by an existing investor		$ 4,000,000
Future royalty payment percentage on gross gross revenue		3.00%
Royalty cost	$ 2,000			$ 1,500
Term of License Agreement			18 years
Royalty rate, lower limit			2.50%
Royalty rate, upper limit			5.00%
Litigation commencement date					2018-06-30
Number of warrants to be issued						10